VESSELS AND EQUIPMENT, NET (Details) $ in Thousands		6 Months Ended
	Mar. 16, 2020 USD ($)	Jun. 30, 2020 USD ($) suezmaxTankerVesselType	Jun. 30, 2020 USD ($) suezmaxTankerVesselType	Jun. 30, 2020 USD ($) suezmaxTankerVesselType veryLargeCrudeCarrier	Jun. 30, 2020 USD ($) vessels suezmaxTankerVesselType	Dec. 31, 2019 USD ($)	Aug. 31, 2019 suezmaxTankerVesselType
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Number of assets transferred from work in progress			1	1
Number of vessels with EGCs installed during the period | vessels					1
Owned vessels
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross, beginning balance		$ 3,013,506
Additions to vessels and equipment		663,500
Transfers from Newbuildings		162,221
Vessels and equipment, gross, ending balance		3,839,227
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance		(433,601)
Depreciation		(59,443)
Accumulated depreciation, ending balance		(493,044)
Vessels and equipment, net		$ 3,346,183	$ 3,346,183	$ 3,346,183	$ 3,346,183	$ 2,579,905
Assets Under Sale and Purchase Agreement
Movement in Property, Plant and Equipment [Roll Forward]
Transfers from Newbuildings	$ 651,800
Assets Under Sale and Purchase Agreement | Trafigura
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross, ending balance	$ 663,700
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Number of assets agreed to acquire | suezmaxTankerVesselType		10	10	10	10		10